Fair value - Schedule of Level 3 Recurring Fair Value Changes (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets, beginning value	R$ 666,128
Financial assets, ending value	745,742	R$ 666,128
At fair value through other comprehensive income, beginning balance	106,303
At fair value through other comprehensive income, ending balance	132,473	106,303
Financial assets at fair value, beginning balance	559,825
Financial assets at fair value, ending balance	613,269	559,825
Derivatives assets, beginning balance	92,439
Derivatives assets, ending balance	73,384	92,439
Shares
Disclosure of financial assets [line items]
Financial assets at fair value, beginning balance	25,880
Financial assets at fair value, ending balance	25,175	25,880
Level 3
Disclosure of financial assets [line items]
Financial assets, beginning value	2,158	2,371
Income	200	298
Other comprehensive income	5	6
Purchases	64	1,713
Settlements	(1,640)	(957)
Transfers in the hierarchy	(64)	(1,273)
Financial assets, ending value	723	2,158
Total gains or Losses (unrealized)	(277)	(994)
At fair value through other comprehensive income, beginning balance	218	253
Income	46	12
Purchases	6	504
Settlements	(22)	(372)
Transfers in the hierarchy	1	(185)
At fair value through other comprehensive income, ending balance	254	218
Total gains or losses (unrealized)	(1)
Financial assets at fair value, beginning balance	1,940	2,118
Income	154	286
Purchases	58	1,209
Settlements	(1,618)	(585)
Transfers in the hierarchy	(65)	(1,088)
Financial assets at fair value, ending balance	469	1,940
Total gains or losses (unrealized)	(276)	(994)
Derivatives assets, beginning balance	372	262
Derivatives - assets, Total gains or losses (realized / unrealized), Income	134	176
Derivatives assets, Purchases	349	235
Derivatives assets, Settlements	(223)	(216)
Derivatives assets, Transfers in and / or out of Level	(251)	(85)
Derivatives assets, ending balance	381	372
Derivatives assets, Total gains or losses (unrealized)	(265)	270
Derivatives liabilities, beginning balance	(175)	(389)
Derivatives - liabilities, Total gains or losses (realized / unrealized), Income	(402)	(215)
Derivatives - liabilities, Purchases	(1,356)	(306)
Derivatives - liabilities, Settlements	430	239
Derivatives - liabilities, Transfers in the hierarchy	(79)	496
Derivatives liabilities, ending balance	(1,582)	(175)
Derivatives liability, Total gains or losses (unrealized)	390	13
Level 3 | Forward
Disclosure of financial assets [line items]
Derivatives liabilities, beginning balance	(15)	(16)
Derivatives - liabilities, Total gains or losses (realized / unrealized), Income		1
Derivatives - liabilities, Purchases	(15)
Derivatives - liabilities, Settlements	15
Derivatives liabilities, ending balance	(15)	(15)
Level 3 | Options
Disclosure of financial assets [line items]
Derivatives liabilities, beginning balance	(8)	(1)
Derivatives - liabilities, Total gains or losses (realized / unrealized), Income	(19)	17
Derivatives - liabilities, Purchases	(75)	(54)
Derivatives - liabilities, Settlements	79	23
Derivatives - liabilities, Transfers in the hierarchy	1	7
Derivatives liabilities, ending balance	(22)	(8)
Derivatives liability, Total gains or losses (unrealized)	(6)	7
Level 3 | Swaps
Disclosure of financial assets [line items]
Derivatives liabilities, beginning balance	(152)	(372)
Derivatives - liabilities, Total gains or losses (realized / unrealized), Income	(383)	(233)
Derivatives - liabilities, Purchases	(1,266)	(252)
Derivatives - liabilities, Settlements	336	216
Derivatives - liabilities, Transfers in the hierarchy	(80)	489
Derivatives liabilities, ending balance	(1,545)	(152)
Derivatives liability, Total gains or losses (unrealized)	396	6
Level 3 | Forward
Disclosure of financial assets [line items]
Derivatives assets, beginning balance	18	19
Derivatives - assets, Total gains or losses (realized / unrealized), Income	(2)	(1)
Derivatives assets, Purchases	1
Derivatives assets, Settlements	0
Derivatives assets, ending balance	17	18
Level 3 | Options
Disclosure of financial assets [line items]
Derivatives assets, beginning balance	31	6
Derivatives - assets, Total gains or losses (realized / unrealized), Income	(7)	13
Derivatives assets, Purchases	108	67
Derivatives assets, Settlements	(113)	(47)
Derivatives assets, Transfers in and / or out of Level		(8)
Derivatives assets, ending balance	19	31
Derivatives assets, Total gains or losses (unrealized)	(37)	(2)
Level 3 | Swaps
Disclosure of financial assets [line items]
Derivatives assets, beginning balance	322	236
Derivatives - assets, Total gains or losses (realized / unrealized), Income	143	164
Derivatives assets, Purchases	240	168
Derivatives assets, Settlements	(109)	(169)
Derivatives assets, Transfers in and / or out of Level	(251)	(77)
Derivatives assets, ending balance	345	322
Derivatives assets, Total gains or losses (unrealized)	(228)	271
Level 3 | Credit derivatives
Disclosure of financial assets [line items]
Derivatives assets, beginning balance	1	1
Derivatives assets, Settlements	(1)
Derivatives assets, ending balance		1
Derivatives assets, Total gains or losses (unrealized)		1
Level 3 | Corporate securities
Disclosure of financial assets [line items]
Other comprehensive income	5	6
At fair value through other comprehensive income, beginning balance	218	60
Income	46	12
Purchases	6	504
Settlements	(22)	(179)
Transfers in the hierarchy	(1)	(185)
At fair value through other comprehensive income, ending balance	252	218
Total gains or losses (unrealized)	(1)
Financial assets at fair value, beginning balance	1,834	2,047
Income	198	250
Purchases	16	1,206
Settlements	(1,618)	(581)
Transfers in the hierarchy	(65)	(1,088)
Financial assets at fair value, ending balance	365	1,834
Total gains or losses (unrealized)	(120)	(896)
Level 3 | Corporate securities | Debentures
Disclosure of financial assets [line items]
Other comprehensive income	5	(1)
At fair value through other comprehensive income, beginning balance	218
Income	46	7
Purchases	0	216
Settlements	(16)	(144)
Transfers in the hierarchy	(1)	140
At fair value through other comprehensive income, ending balance	252	218
Total gains or losses (unrealized)	(1)
Financial assets at fair value, beginning balance	1,734	1,895
Income	190	306
Purchases	3	950
Settlements	(1,606)	(259)
Transfers in the hierarchy	(43)	(1,158)
Financial assets at fair value, ending balance	278	1,734
Total gains or losses (unrealized)	(45)	(818)
Level 3 | Corporate securities | Financial bills
Disclosure of financial assets [line items]
Purchases	6
Settlements	(6)
Financial assets at fair value, beginning balance		4
Settlements		(4)
Transfers in the hierarchy	2
Financial assets at fair value, ending balance	2
Level 3 | Corporate securities | Eurobonds and other
Disclosure of financial assets [line items]
Other comprehensive income		7
At fair value through other comprehensive income, beginning balance		60
Income		5
Purchases		288
Settlements		(35)
Transfers in the hierarchy		(325)
Financial assets at fair value, beginning balance		5
Income		(41)
Purchases	12	132
Settlements	(12)	(87)
Transfers in the hierarchy		(9)
Level 3 | Corporate securities | Real estate receivables certificates
Disclosure of financial assets [line items]
Financial assets at fair value, beginning balance	100	126
Income	8	(27)
Purchases	1	83
Settlements		(95)
Transfers in the hierarchy	(26)	13
Financial assets at fair value, ending balance	83	100
Total gains or losses (unrealized)	(75)	(78)
Level 3 | Corporate securities | Promissory notes
Disclosure of financial assets [line items]
Financial assets at fair value, beginning balance		17
Transfers in the hierarchy		(17)
Level 3 | Corporate securities | Other
Disclosure of financial assets [line items]
Income		12
Purchases		41
Settlements		(136)
Transfers in the hierarchy	2	83
Financial assets at fair value, ending balance	2
Level 3 | Shares
Disclosure of financial assets [line items]
At fair value through other comprehensive income, beginning balance		193
Settlements		(193)
Transfers in the hierarchy	2
At fair value through other comprehensive income, ending balance	2
Financial assets at fair value, beginning balance	106	71
Income	(44)	36
Purchases	42	3
Settlements	0	(4)
Transfers in the hierarchy	0
Financial assets at fair value, ending balance	104	106
Total gains or losses (unrealized)	R$ (156)	R$ (98)